Related Party Disclosures - Schedule of Transactions with Related Parties During the Financial Period (Details) - Total for all related parties [member] - MYR (RM)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Transactions with Related Parties During the Financial Period [Line Items]
- Rental paid	[1]	RM (66,000)	RM (66,000)
- Acquisition of subsidiaries via Trust Deed	[2]		RM (1)

[1]	Office rental of RM 66,000 paid to VNH One Sdn. Bhd., a company whereby, Liew Kok Leong is a common director VNH One Sdn. Bhd. and the Company.
[2]	The Group acquired subsidiaries namely ARB Synergy and ARB Databook through trust deed with Liew Kok Leong (“Trustee”), whereby Trustee is a registered holder of 1 ordinary share representing 100% of the issued and paid up share capital of ARB Synergy, whereby is held by Trustee on trust for AIGSB, the subsidiary of the Group.